Risk management - Gross carrying amount per IFRS 9 stage and rating class (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Line Items]
Provision for non-credit replacement guarantees	€ 85	€ 75
Gross Carrying Amount [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	126,900	118,400
Gross Carrying Amount [Member] | Lifetime expected credit losses [member] | Credit impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	3
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	949,228	916,942
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	879,645	841,562
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Lifetime expected credit losses [member] | Not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	56,755	61,981
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Lifetime expected credit losses [member] | Credit impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	12,827	13,398
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	118,846	109,780
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 1 (AAA) [Member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	118,799	109,734
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 1 (AAA) [Member] | Lifetime expected credit losses [member] | Not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	47	46
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	109,419	109,422
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 2-4 (AA) [member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	109,118	108,776
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 2-4 (AA) [member] | Lifetime expected credit losses [member] | Not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	301	646
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	151,992	138,698
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 5 - 7 (A) [member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	151,056	137,901
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 5 - 7 (A) [member] | Lifetime expected credit losses [member] | Not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	935	797
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	317,493	302,341
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 8 - 10 (BBB) [member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	307,902	294,923
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 8 - 10 (BBB) [member] | Lifetime expected credit losses [member] | Not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	9,591	7,418
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	175,461	177,588
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 11 - 13 (BB) [member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	160,025	159,076
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 11 - 13 (BB) [member] | Lifetime expected credit losses [member] | Not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	15,436	18,513
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	48,397	52,077
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 14 - 16 (B) [Member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	28,468	28,335
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 14 - 16 (B) [Member] | Lifetime expected credit losses [member] | Not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	19,930	23,742
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	9,611	7,930
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 17 (CCC) [member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	4,277	2,817
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 17 (CCC) [member] | Lifetime expected credit losses [member] | Not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	5,334	5,113
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 18 (CC) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	2,888	3,384
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 18 (CC) [member] | Lifetime expected credit losses [member] | Not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	2,888	3,384
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 19 (C) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	2,293	2,323
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 19 (C) [member] | Lifetime expected credit losses [member] | Not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	2,293	2,323
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 20 - 22 (D) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	12,827	13,398
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 20 - 22 (D) [member] | Lifetime expected credit losses [member] | Credit impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	12,827	13,398
Accumulated Impairment [Member] | In accordance with IFRS 9 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	5,427	5,854
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	505	581
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Lifetime expected credit losses [member] | Not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	1,306	1,476
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Lifetime expected credit losses [member] | Credit impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	3,616	3,797
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	3	3
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 1 (AAA) [Member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	3	3
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 1 (AAA) [Member] | Lifetime expected credit losses [member] | Not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	0	0
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	4	6
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 2-4 (AA) [member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	4	6
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 2-4 (AA) [member] | Lifetime expected credit losses [member] | Not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	0	0
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	17	28
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 5 - 7 (A) [member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	17	27
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 5 - 7 (A) [member] | Lifetime expected credit losses [member] | Not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	1	1
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	84	100
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 8 - 10 (BBB) [member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	69	88
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 8 - 10 (BBB) [member] | Lifetime expected credit losses [member] | Not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	15	12
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	317	372
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 11 - 13 (BB) [member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	211	239
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 11 - 13 (BB) [member] | Lifetime expected credit losses [member] | Not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	106	133
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	667	777
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 14 - 16 (B) [Member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	192	208
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 14 - 16 (B) [Member] | Lifetime expected credit losses [member] | Not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	475	570
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	301	269
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 17 (CCC) [member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	9	9
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 17 (CCC) [member] | Lifetime expected credit losses [member] | Not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	291	259
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 18 (CC) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	189	248
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 18 (CC) [member] | Lifetime expected credit losses [member] | Not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	189	248
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 19 (C) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	229	254
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 19 (C) [member] | Lifetime expected credit losses [member] | Not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	229	254
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 20 - 22 (D) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	3,616	3,797
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 20 - 22 (D) [member] | Lifetime expected credit losses [member] | Credit impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	€ 3,616	€ 3,797